Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Trade accounts receivable	$ 813	$ 1,009
Unbilled accounts receivable	760	738
Allowance for credit losses	(80)	(78)	$ (68)
Total accounts receivable	1,493	1,669
Other	202	217
Accounts receivable and other current assets	$ 1,695	$ 1,886